Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income from continuing operations	$ 4,591	$ 4,558	$ 4,598
Other comprehensive income (loss), before tax and net of reclassifications into Net income:
Net unrealized gains (losses) on non-OTTI securities	1,465	(526)	16
Net unrealized gains (losses) on OTTI securities	24	(14)	172
Net unrealized gains (losses) on cash flow hedge derivatives	297	(178)
Net unrealized gains (losses) on cash flow hedge derivatives			(287)
Pension and other postretirement benefit plan adjustments	158	16	169
Other	17	18	9
Income tax benefit (expense) related to items of other comprehensive income	(441)	144	3
Other comprehensive income (loss), after tax and net of reclassifications into Net income	1,524	(583)	117
Net income from discontinued operations	827	788	790
Other comprehensive income (loss), after tax and net of reclassifications into Net income	1,524	(583)	117
Comprehensive income	6,942	4,763	5,505
Less: Comprehensive income attributable to noncontrolling interests	49	45	50
Comprehensive income attributable to PNC	6,893	4,718	5,455
Discontinued Operations, Disposed of by Sale
Other comprehensive income (loss), before tax and net of reclassifications into Net income:
Other comprehensive income (loss), before tax and net of reclassifications into Net income	5	(55)	52
Income tax benefit (expense) related to items of other comprehensive income	(1)	12	(17)
Other comprehensive income (loss), after tax and net of reclassifications into Net income	4	(43)	35
Continuing Operations
Other comprehensive income (loss), before tax and net of reclassifications into Net income:
Other comprehensive income (loss), before tax and net of reclassifications into Net income	1,961	(684)	79
Income tax benefit (expense) related to items of other comprehensive income	(441)	144	3
Other comprehensive income (loss), after tax and net of reclassifications into Net income	$ 1,520	$ (540)	$ 82